Deferred Income Tax - Schedule of Movement on Net Deferred Income Tax Account (Detail) - GBP (£) £ in Millions	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Beginning balance	£ 17
Tax charge in other comprehensive income	(7)	£ (52)	£ (11)
Ending balance	20	17
Deferred income tax assets/ (liabilities) [member]
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Beginning balance	17	(30)
Exchange differences	4	(1)
Acquisition of subsidiaries		5
Income statement benefit/(charge)	30	116
Tax charge in other comprehensive income	(5)	(73)
Acquisitions and disposals of subsidiaries	(26)
Ending balance	20	17	(30)
Trading losses [member] | Deferred income tax assets/ (liabilities) [member]
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Beginning balance	82	47
Exchange differences	0
Acquisition of subsidiaries		1
Income statement benefit/(charge)	37	34
Tax charge in other comprehensive income	4
Acquisitions and disposals of subsidiaries	7
Ending balance	130	82	47
Accruals and other provisions [member] | Deferred income tax assets/ (liabilities) [member]
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Beginning balance	64	35
Exchange differences	7	(1)
Income statement benefit/(charge)	(4)	30
Tax charge in other comprehensive income	0
Ending balance	67	64	35
Retirement benefit obligations [member] | Deferred income tax assets/ (liabilities) [member]
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Beginning balance	(108)	(49)
Exchange differences	2
Income statement benefit/(charge)	(9)	2
Tax charge in other comprehensive income	(12)	(61)
Ending balance	(127)	(108)	(49)
Deferred revenue [member] | Deferred income tax assets/ (liabilities) [member]
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Beginning balance	52	45
Exchange differences	6
Income statement benefit/(charge)	5	7
Tax charge in other comprehensive income	0
Ending balance	63	52	45
Goodwill and intangibles [member] | Deferred income tax assets/ (liabilities) [member]
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Beginning balance	(178)	(209)
Exchange differences	(21)	(2)
Acquisition of subsidiaries		4
Income statement benefit/(charge)	14	29
Tax charge in other comprehensive income	0
Acquisitions and disposals of subsidiaries	(21)
Ending balance	(206)	(178)	(209)
Interest limitations [member] | Deferred income tax assets/ (liabilities) [member]
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Beginning balance	55	76
Exchange differences	6
Income statement benefit/(charge)	(6)	(21)
Tax charge in other comprehensive income	0
Ending balance	55	55	76
Other [member] | Deferred income tax assets/ (liabilities) [member]
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Beginning balance	50	25
Exchange differences	4	2
Income statement benefit/(charge)	(7)	35
Tax charge in other comprehensive income	3	(12)
Acquisitions and disposals of subsidiaries	(12)
Ending balance	£ 38	£ 50	£ 25